UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Imperium Advisors, LLC
Address: One Tampa City Center
         Suite 2505
         Tampa, Florida  33602

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen R. Goldfield
Title:     Manager
Phone:     813.221.4600

Signature, Place, and Date of Signing:

     Stephen R. Goldfield     Tampa, Florida     August 15, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $138,329 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGL RES INC                    COM              001204106     5593   144700 SH       SOLE                   144700
ALLIANT ENERGY CORP            COM              018802108      752    26700 SH       SOLE                    26700
AQUILA INC                     COM              03840P102     1305   361571 SH       SOLE                   361571
AVISTA CORP                    COM              05379B107     6538   351700 SH       SOLE                   351700
BP PLC                         SPONSORED ADR    055622104     3275    52500 SH       SOLE                    52500
BRIGHAM EXPLORATION CO         COM              109178103     8890   973703 SH       SOLE                   973703
CENTRAL VT PUB SVC CORP        COM              155771108      377    20400 SH       SOLE                    20400
CONSTELLATION ENERGY GROUP I   COM              210371100     3860    66269 SH       SOLE                    66269
CROSSTEX ENERGY INC            COM              22765Y104        8      173 SH       SOLE                      173
DAWSON GEOPHYSICAL CO          COM              239359102     2040    95971 SH       SOLE                    95971
DPL INC                        COM              233293109      615    22400 SH       SOLE                    22400
DUKE ENERGY CORP               COM              264399106     1487    50000 SH       SOLE                    50000
DYNEGY INC NEW                 CL A             26816Q101     1227   252400 SH       SOLE                   252400
ENDEAVOUR INTL CORP            COM              29259G101     8884  2447405 SH       SOLE                  2447405
ENERGEN CORP                   COM              29265N108       88     2500 SH       SOLE                     2500
ENERGYSOUTH INC                COM              292970100     2796   100286 SH       SOLE                   100286
EQUITABLE RES INC              COM              294549100     4304    63300 SH       SOLE                    63300
FPL GROUP INC                  COM              302571104     3466    82400 SH       SOLE                    82400
HARVEST NATURAL RESOURCES IN   COM              41754V103      874    80000 SH       SOLE                    80000
IDACORP INC                    COM              451107106      150     4900 SH       SOLE                     4900
INFINITY INC                   COM PAR $.0001   45663L403     2102   247862 SH       SOLE                   247862
INTEROIL CORP                  COM              460951106    13299   489300 SH       SOLE                   489300
LACLEDE GROUP INC              COM              505597104     2278    71400 SH       SOLE                    71400
MATRIX SVC CO                  COM              576853105      251    54734 SH       SOLE                    54734
MCMORAN EXPLORATION CO         COM              582411104     4078   209000 SH       SOLE                   209000
NEW JERSEY RES                 COM              646025106      524    10600 SH       SOLE                    10600
NORTHEAST UTILS                COM              664397106     5422   259900 SH       SOLE                   259900
OGE ENERGY CORP                COM              670837103     1647    56900 SH       SOLE                    56900
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V101     8517   185000 SH       SOLE                   185000
PG&E CORP                      COM              69331C108     1179    31200 SH       SOLE                    31200
PIEDMONT NAT GAS INC           COM              720186105      106     4400 SH       SOLE                     4400
PINNACLE WEST CAP CORP         COM              723484101     2102    47300 SH       SOLE                    47300
PPL CORP                       COM              69351T106     5645    94500 SH       SOLE                    94500
QUESTAR CORP                   COM              748356102     6017    91300 SH       SOLE                    91300
RELIANT ENERGY INC             COM              75952B105     5682   459000 SH       SOLE                   459000
SCANA CORP NEW                 COM              80589M102      876    19900 SH       SOLE                    19900
SOUTHERN UN CO NEW             COM              844030106     5340   217518 SH       SOLE                   217518
SOUTHWEST GAS CORP             COM              844895102     4390   172100 SH       SOLE                   172100
TESCO CORP                     COM              88157K101      227    20600 SH       SOLE                    20600
WESTERN GAS RES INC            COM              958259103      834    23900 SH       SOLE                    23900
WHITING PETE CORP NEW          COM              966387102      686    18900 SH       SOLE                    18900
WILLBROS GROUP INC             COM              969199108     7412   517600 SH       SOLE                   517600
WILLIAMS COS INC DEL           COM              969457100     1754    92300 SH       SOLE                    92300
XCEL ENERGY INC                COM              98389B100     1432    72600 SH       SOLE                    72600